CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net Income	$ 245.7	$ 187.2	$ 178.3
Other Comprehensive Income:
Foreign currency translation adjustment	11.5	18.5	(5.8)
Unrealized gain (loss) on interest rate swaps:
Unrealized gain (loss) arising during the period, net of tax benefit of $0.3, $2.1, and $6.3, respectively	(0.4)	(3.2)	(9.7)
Reclassification adjustment for loss included in floor plan interest expense, net of tax provision of $2.9, $2.8, and $0.0, respectively	4.4	4.2	0.1
Unrealized gain (loss) on interest rate swaps, net of tax	4.0	1.0	(9.6)
Other adjustments to Comprehensive Income, net	3.4	(1.9)	(8.7)
Other Comprehensive Income (Loss), Net of Taxes	18.9	17.6	(24.1)
Comprehensive Income	264.6	204.8	154.2
Less: Comprehensive income attributable to non-controlling interests	2.0	1.9	1.4
Comprehensive income attributable to Penske Automotive Group common stockholders	$ 262.6	$ 202.9	$ 152.8